Operating risks (Details Textual) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Concentration Risk, Supplier	28.2%	23.6%	29.0%
Concentration Risk Accounts Payable	16.30%	26.50%
Concentration Risk Accounts Receivable	73.90%	74.20%
Provision for Doubtful Accounts	HKD 0	HKD 0
Customers One [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.90%	10.80%	14.70%
Customers Two [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	46.40%	42.00%	44.40%